Average Annual Total Returns		12 Months Ended	17 Months Ended	23 Months Ended
	Dec. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.25%	2.89%	2.09%
JP Morgan CLOIE AAA Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	JP Morgan CLOIE AAA Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.06%	7.72%
JP Morgan CLO High Quality Mezzanine Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	JP Morgan CLO High Quality Mezzanine Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.60%		14.75%
Eldridge AAA CLO ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.91%	7.72%
Performance Inception Date	Jul. 18, 2023
Eldridge AAA CLO ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.24%	5.00%
Eldridge AAA CLO ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.06%	4.73%
Eldridge BBB-B CLO ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.50%		13.94%
Performance Inception Date	Jan. 23, 2023
Eldridge BBB-B CLO ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.43%		9.66%
Eldridge BBB-B CLO ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.70%		8.80%